Geographical Segmented Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Geographical Segmented Information [Abstract]
Schedule of Identifiable Assets by Geographic Segments	Details of identifiable assets by geographic segments are as follows:
	Restricted deposits	Deposits	Property and equipment	Intangible assets
June 30, 2024
Canada	$—	$—	$—	$—
USA	—	—	878	—

	$—	$—	$878	$—

June 30, 2023
Canada	$8,672	$—	$—	$—
USA	—	100,000	18,504	5,700,984

	$8,672	$100,000	$18,504	$5,700,984
Details of identifiable assets by geographic segments are as follows:
	Restricted deposits	Deposits	Property and equipment	Intangible assets
December 31, 2023
Canada	$8,679	$—	$—	$—
USA	—	—	1,935	—
	$8,679	$—	$1,935	$—

December 31, 2022
Canada	$8,489	$—	$—	$—
USA	—	100,000	93,973	6,393,364
	$8,489	$100,000	$93,973	$6,393,364